SIGNIFICANT ACCOUNTING POLICIES (Schedule of Adoption on the Consolidated Statement of Income) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Income:
Total revenues	$ 1,444,519	$ 1,332,152	$ 1,015,542
Cost of revenues	496,815
Selling and marketing	370,659	361,328	268,349
Taxes on income	27,377	(13,631)	21,412
Net income	$ 159,338	$ 143,291	$ 116,920
Earnings per share:
Basic	$ 2.60	$ 2.37	$ 1.96
Diluted	$ 2.52	$ 2.31	$ 1.92
Without adoption of ASC 606 [Member]
Consolidated Statement of Income:
Total revenues	$ 1,453,762
Cost of revenues	497,479
Selling and marketing	384,142
Taxes on income	26,347
Net income	$ 155,464
Earnings per share:
Basic	$ 2.53
Diluted	$ 2.46
Effect of Change Higher (Lower) [Member]
Consolidated Statement of Income:
Total revenues	$ (9,243)
Cost of revenues	(664)
Selling and marketing	(13,483)
Taxes on income	1,030
Net income	$ 3,874
Earnings per share:
Basic	$ (0.07)
Diluted	$ (0.06)